Acquisition of AGRL (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Incentive Targets [Table Text Block]
In addition, Spring Fortune is entitled to receive additional Ordinary Shares of AERL stock for each of the years 2010, 2011 and 2012 in which AGRL, through the Promoter Companies, meets or exceeds the following net after tax income targets specified for such year in the Agreement (the “Incentive Targets”) as amended:

Year	Incentive Target	Incentive Shares
2010	$41,800,000 and above	12,050,000
2011	$65,000,000 and above	2,573,000
2012	$78,000,000 and above	2,573,000